Description of Company and Basis of Presentation (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Description of Company and Basis of Presentation [Abstract]
Description of Company and Basis of Presentation
1.	Description of Company and Basis of Presentation

Description of the Business

OneWater Marine Inc. (“OneWater Inc”) was incorporated in Delaware on April 3, 2019 and was a wholly-owned subsidiary of One Water Marine Holdings, LLC (“OneWater LLC”). Pursuant to a reorganization into a holding company structure for the purpose of facilitating an initial public offering (the “Offering”) and related transactions in order to carry on the business of OneWater LLC and its subsidiaries (together with OneWater Marine Inc., the “Company”), OneWater Inc is the holding company and its sole material asset is the minority equity interest in OneWater LLC. OneWater LLC was organized as a limited liability company under the law of the State of Delaware in 2014 and is the parent company of One Water Assets & Operations (“OWAO”), and its wholly-owned subsidiaries.

The Company is one of the largest recreational boat retailers in the United States. The Company engages primarily in the retail sale, brokerage, and service of new and pre-owned boats, motors, trailers, marine parts and accessories, and offers slip and storage accommodations in certain locations. The Company also arranges related boat financing, insurance, and extended service contracts for customers with third-party lenders and insurance companies. As of June 30, 2020, the Company operates a total of 63 stores in eleven states, consisting of Alabama, Florida, Georgia, Kentucky, Maryland, Massachusetts, New York, North Carolina, Ohio, South Carolina, and Texas.

Operating results are generally subject to seasonal variations. Demand for products is generally highest during the third and fourth quarters of the fiscal year and, accordingly, revenues are generally expected to be higher during these periods. General economic conditions and consumer spending patterns can negatively impact the Company’s operating results. Unfavorable local, regional, national, or global economic developments, global public health concerns or uncertainties could reduce consumer spending and adversely affect the Company’s business. Consumer spending on discretionary goods may also decline as a result of lower consumer confidence levels, even if prevailing economic conditions are otherwise favorable. Economic conditions in areas in which the Company operates stores, particularly in the Southeast, can have a major impact on the Company’s overall results of operations. Local influences such as corporate downsizing, inclement weather such as hurricanes and other storms, environmental conditions, and other events could adversely affect the Company’s operations in certain markets and in certain periods. Any extended period of adverse economic conditions or low consumer confidence is likely to have a negative effect on the Company’s business.

Sales of new boats from the Company’s top ten brands represent 43.7% and 41.0% of total sales for the three months ended June 30, 2020 and 2019, respectively, and 40.9% and 40.6% of total sales for the nine months ended June 30, 2020 and 2019, respectively, making them major suppliers of the Company. Of this amount, Malibu Boats, Inc., including its brands Malibu, Axis, Cobalt and Pursuit, accounted for 18.4% and 16.1% of consolidated revenue for the three months ended June 30, 2020 and 2019, respectively, and 17.0% and 15.8% of consolidated revenue for the nine months ended June 30, 2020 and 2019, respectively. As is typical in the industry, the Company contracts with most manufacturers under renewable annual dealer agreements, each of which provides the right to sell various makes and models of boats within a given geographic region. Any change or termination of these agreements, or the agreements discussed above, for any reason, or changes in competitive, regulatory, or marketing practices, including rebate or incentive programs, could adversely affect results of operations. Pre-owned boats are usually trade-ins from retail customers who are purchasing a boat from the Company.

Initial Public Offering

On February 11, 2020, OneWater Inc completed its Offering of 5,307,693 shares of Class A common stock, par value $0.01 per share (the “Class A common stock”), which includes the exercise in full of the underwriters’ option to purchase up to 692,308 additional shares of Class A common stock pursuant to the Underwriting Agreement, at a price to the public of $12.00 per share. After deducting underwriting discounts and commissions, OneWater Inc received net proceeds of $59.2 million. OneWater Inc contributed all of the net proceeds of the Offering received to OneWater LLC in exchange for limited liability company interests in OneWater LLC (“LLC Units”). OneWater LLC used the net proceeds, cash on hand and borrowings under its Amended and Restated Credit and Guaranty Agreement by and among OneWater Inc, OneWater LLC and its subsidiaries, with Goldman Sachs Specialty Lending Group, L.P. (i) to pay $3.2 million to one Legacy Owner in exchange for the surrender of a preferred distribution right and (ii) to contribute cash to OWAO in exchange for additional units therein, and OWAO used such cash to fully redeem the preferred interest in subsidiary held by Goldman Sachs & Co. LLC and certain of its affiliates (collectively, “Goldman”) and affiliates of The Beekman Group (“Beekman”). Additionally, the Company provided certain of the existing owners of OneWater LLC, including Goldman and Beekman and certain members of the Company’s management team, the right to receive a tax distribution to cover taxable income arising as a result of OneWater LLC’s operating income through the period ending on the date of the closing of the Offering.

Organizational Transactions

In connection with the Offering and the related reorganization, OneWater Inc and OneWater LLC completed the following transactions (collectively, the “Organizational Transactions”):

•
OneWater LLC amended and restated its limited liability company agreement (the “Limited Liability Company Agreement”) to, among other things, provide for a single class of common units representing ownership interests in OneWater LLC and provide a mechanism pursuant to which holders of OneWater LLC Units (“LLC Unitholders”) may exchange LLC Units, together with an equal number of shares of Class B common stock, par value $0.01 per share (the “Class B common stock”), of OneWater Inc, for shares of Class A common stock of OneWater Inc on a one-for-one basis or, at OneWater LLC’s election, cash;

•
OneWater Inc amended and restated its certificate of incorporation and bylaws to, among other things, authorize (i) 40,000,000 shares of Class A common stock, par value $0.01 per share, (ii) 10,000,000 shares of Class B common stock, par value $0.01 per share, and (iii) 1,000,000 shares of Preferred stock, par value $0.01 per share (the “Preferred stock”). Shares of Class A common stock have one vote per share and have economic rights. Shares of Class B common stock have no economic rights, but have one vote per share;

•
Legacy Owners (references made herein to “Legacy Owners” refer to the owners of OneWater LLC as they existed immediately prior to OneWater Inc’s public offering) exchanged their existing membership interests in OneWater LLC for LLC Units;

•	Certain Legacy Owners contributed, directly or indirectly, their OneWater LLC Units to OneWater Inc in exchange for 780,213 shares of Class A common stock;
•
OneWater Inc entered into a tax receivable agreement (the “Tax Receivable Agreement”) with certain of the Legacy Owners that will continue to be LLC Unitholders. See Note 11 for additional details regarding the Tax Receivable Agreement; and

•
In connection with the Offering, the Board of Directors of OneWater Inc (the “Board”) adopted a long-term incentive plan (the “LTIP”) to incentivize individuals providing services to OneWater Inc and its subsidiaries and affiliates. The total number of shares reserved for issuance under the LTIP that may be issued pursuant to incentive stock options (which generally are stock options that meet the requirements of Section 422 of the Internal Revenue Code (the “Code”)) is 1,385,799. The LTIP is administered by the Board, except to the extent the Board elects a committee of directors to administer the LTIP.

Principles of Consolidation

As the sole managing member of OneWater LLC, OneWater Inc operates and controls all of the businesses and affairs of OneWater LLC, and through OneWater LLC and its subsidiaries One Water Assets and Operations, South Shore Assets and Operations, Bosun’s Assets and Operations, Singleton Assets and Operations, Legendary Assets and Operations, South Florida Assets and Operations and Midwest Assets and Operations (collectively, the “Subsidiaries”), conducts its business. As a result, OneWater Inc consolidates the financial results of OneWater LLC and its subsidiaries and reports non-controlling interests related to the portion of LLC Units not owned by OneWater Inc, which will reduce net income (loss) attributable to OneWater Inc’s Class A stockholders. As of June 30, 2020, OneWater Inc owned 41.8% of the economic interest of OneWater LLC.

Basis of Financial Statement Preparation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial statements, which do not include all the information and notes required by such accounting principles for annual financial statements. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the prospectus filed by OneWater Inc with the SEC on February 10, 2020 in accordance with Rule 424(b) of the Securities Exchange Act of 1933. All adjustments, consisting of only normal recurring adjustments considered necessary for fair presentation, have been reflected in these unaudited condensed consolidated financial statements.

All intercompany transactions have been eliminated in consolidation. In addition, certain reclassifications of amounts previously reported have been made to the accompanying unaudited condensed consolidated financial statements in order to conform to current presentation. The Company operates on a fiscal year basis with the first day of the fiscal year being October 1, and the last day of the year ending on September 30. Additionally, since there are no differences between net income and comprehensive income, all references to comprehensive income have been excluded from the accompanying unaudited condensed consolidated financial statements.

As discussed above, as a result of the Organizational Transactions, the Company is the sole managing member for OneWater LLC and consolidates OneWater LLC and its subsidiaries. The financial statements for periods prior to the Offering and the Organizational Transactions have been adjusted to combine the previously separate entities for presentation purposes. Thus, for periods prior to the completion of the Offering, the accompanying unaudited interim condensed consolidated financial statements include the historical financial position and results of operations of OneWater LLC and its subsidiaries. For periods after the completion of the Offering, the financial position and results of operations include those of the Company and the Subsidiaries and report non-controlling interest related to the portion of LLC Units not owned by OneWater Inc.

COVID-19 Pandemic

In the last two weeks of March 2020, the Company began seeing the impact of the COVID-19 global pandemic on its business. Based on the guidance of local governments and health officials, we temporarily closed or reduced staffing at certain departments and locations during the three and nine months ended June 30, 2020. The Company has implemented cleaning and social distancing techniques at each of its locations. In light of the current environment, the Company’s sales team members are providing certain customers with virtual walkthroughs of inventory and/or private, at home or on water showings. Due to the COVID-19 pandemic, certain summer activities including air travel and vacations that have historically competed with time on the water have been cancelled, and the Company believes such cancellation may have had a positive impact on its revenue for the three and nine months ended June 30, 2020. The duration and related impact on the Company’s consolidated financial statements is currently uncertain, and it is possible that the pandemic, including the resurgence of COVID-19 in certain geographic areas, may negatively impact the Company’s future results of operations. The Company is monitoring and assessing the situation and preparing for implications to the business, including the ability to safely operate its stores, access to inventory and customer demand.

1	Organization

OneWater Marine Inc. (the “Company”) was incorporated in Delaware on April 3, 2019 and was a wholly owned subsidiary of One Water Marine Holdings, LLC (“OneWater LLC”) as of April 3, 2019 and September 30, 2019. Pursuant to a reorganization into a holding company structure, the Company will be a holding company and its sole material asset will be a minority equity interest in OneWater LLC, which holds all of the equity interest in One Water Assets & Operations (“OWAO”). As the sole managing member of OneWater LLC, the Company will operate and control all of the business and affairs of OneWater LLC, and through OneWater LLC and its subsidiaries, conduct its business.

OneWater LLC [Member]
Description of Company and Basis of Presentation [Abstract]
Description of Company and Basis of Presentation
1	Description of Company and Basis of Presentation

Description of the Business

One Water Marine Holdings, LLC (“OneWater LLC” or the “Company”) was organized as a limited liability company under the law of the State of Delaware in 2014. OneWater LLC does not have revenue generating operations of its own and is dependent on the earnings and cash flows of its operating subsidiaries. After formation of OneWater LLC the assets of Singleton Marine and Legendary Marine were contributed in 2014 in exchange for an equity interest in OneWater LLC. Subsequently, the Company has completed the acquisition of 17 dealer groups comprised of 40 stores and as of September 30, 2019, operates a total of 63 stores in eleven states, consisting of Alabama, Florida, Georgia, Kentucky, Maryland, Massachusetts, New York, North Carolina, Ohio, South Carolina, and Texas.

The Company is one of the largest recreational boat retailers in the United States. The Company engages primarily in the retail sale, brokerage, and service of new and pre-owned boats, motors, trailers, marine parts and accessories, and offers slip and storage accommodations in certain locations. The Company also arranges related boat financing, insurance, and extended service contracts for customers with third-party lenders and insurance companies.

Operating results are generally subject to seasonal variations. Demand for products are generally highest during the third and fourth quarters of the fiscal year and, accordingly, revenues are generally expected to be higher during these periods. General economic conditions and consumer spending patterns can negatively impact the Company’s operating results. Unfavorable local, regional, national, or global economic developments or uncertainties could reduce consumer spending and adversely affect the Company’s business. Consumer spending on discretionary goods may also decline as a result of lower consumer confidence levels, even if prevailing economic conditions are otherwise favorable. Economic conditions in areas in which the Company operates stores, particularly in the Southeast, can have a major impact on the Company’s overall results of operations. Local influences such as corporate downsizing, inclement weather such as hurricanes and other storms, environmental conditions, and other events could adversely affect the Company’s operations in certain markets and in certain periods. Any extended period of adverse economic conditions or low consumer confidence is likely to have a negative effect on the Company’s business.

Sales of new boats from the Company’s top ten brands represent approximately 40.4%, 40.0% and 44.7% of total sales for the fiscal years ended September 30, 2019, 2018 and 2017, respectively, making them major suppliers of the Company. Of this amount, Malibu Boats, Inc, including its brands Malibu, Axis, Cobalt and Pursuit, accounted for 15.9%, 13.4% and 13.2% of our consolidated revenue for the fiscal years ended September 30, 2019, 2018 and 2017, respectively. Pre-owned boats are usually trade-ins from retail customers who are purchasing a boat from the Company. As is typical in the industry, the Company contracts with most manufacturers under renewable annual dealer agreements, each of which provides the right to sell various makes and models of boats within a given geographic region. Any change or termination of these agreements, or the agreements discussed above, for any reason, or changes in competitive, regulatory, or marketing practices, including rebate or incentive programs, could adversely affect results of operations.

Principles of Consolidation

The consolidated financial statements include the accounts of OneWater LLC and its wholly-owned subsidiaries. Additionally, the Company consolidates two subsidiaries with minority members: South Shore Assets and Operations (SSAO) and Bosun’s Assets and Operations (BAO). The Company maintains control over both SSAO and BAO as it has 100.0% voting rights of each entity but only a 75.0% ownership interest. Accordingly, the results of operations of SSAO and BAO have been included in the accompanying consolidated financial statements from the date of their respective acquisition and their minority interest in these subsidiaries has been recorded accordingly. Singleton Assets and Operations (SAO), Legendary Assets and Operations (LAO), South Florida Assets and Operations (SFAO), Midwest Assets and Operations (MAO), One Water Assets & Operations (OWAO), BAO and SSAO are collectively referred to herein as “the Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Financial Statement Preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidated accounts of OneWater LLC and wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation. In addition, certain reclassifications of amounts previously reported have been made to the accompanying consolidated financial statements in order to conform to current presentation. The Company operates on a fiscal year basis with the first day of the fiscal year being October 1, and the last day of the year ending on September 30. For ease of presentation, we may refer to the 12 month period ended September 30, 2019, September 30, 2018 and September 30, 2017 as Fiscal 2019, Fiscal 2018 and Fiscal 2017, respectively. Additionally, since there are no differences between net income and comprehensive income, all references to comprehensive income have been excluded from the consolidated financial statements.